Consolidated statement of comprehensive income/(expense) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Consolidated statement of comprehensive income/(expense)
(Loss)/profit for the financial year		€ (3,746)	€ 1,505	€ 12,335
Items that may be reclassified to the income statement in subsequent years:
Foreign exchange translation differences, net of tax		321	(440)	(1,236)
Foreign exchange translation differences, transferred to the income statement		115	23	(334)
Other, net of tax	[1]	36	(1,748)	963
Total items that may be reclassified to the income statement in subsequent years		472	(2,165)	(607)
Items that will not be reclassified to the income statement in subsequent years:
Fair value gains on equity instruments classified as Other investments, net of tax		116	0	0
Net actuarial gains/(losses) on defined benefit pension schemes, net of tax		1	(58)	(160)
Total items that will not be reclassified to the income statement in subsequent years		117	(58)	(160)
Other comprehensive (expense)/income		589	(2,223)	(767)
Total comprehensive (expense)/income for the financial year		(3,157)	(718)	11,568
Attributable to:
- Owners of the parent		(3,485)	(920)	11,267
- Non-controlling interests		328	202	301
Total comprehensive (expense)/income for the financial year		€ (3,157)	€ (718)	€ 11,568

[1]	Principally includes the impact of the Group’s cash flow hedges deferred to other comprehensive income during the year.